COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Payments Required under Operating Leases that have Initial or Remaining Non-cancellable Lease Terms in Excess of One Year

Future minimum payments required under operating leases that have initial or remaining non-cancellable lease terms in excess of one year at December 31, 2016 are as follows (in thousands):

Fiscal Year Ending December 31,	Amount
2017	$27,864
2018	23,185
2019	19,076
2020	19,208
2021	14,425
Thereafter	122,922